Form N-1A Supplement	Dec. 17, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2026 Corporate Bond ETF
SPDR® SSGA My2027 Corporate Bond ETF
SPDR® SSGA My2028 Corporate Bond ETF
SPDR® SSGA My2029 Corporate Bond ETF
SPDR® SSGA My2030 Corporate Bond ETF
SPDR® SSGA My2031 Corporate Bond ETF
SPDR® SSGA My2032 Corporate Bond ETF
SPDR® SSGA My2033 Corporate Bond ETF
SPDR® SSGA My2034 Corporate Bond ETF
SPDR® SSGA My2035 Corporate Bond ETF
SPDR® SSGA My2026 Municipal Bond ETF
SPDR® SSGA My2027 Municipal Bond ETF
SPDR® SSGA My2028 Municipal Bond ETF
SPDR® SSGA My2029 Municipal Bond ETF
SPDR® SSGA My2030 Municipal Bond ETF
SPDR® SSGA My2031 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2026 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2026 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2026 Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2026 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2027 Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2027 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2028 Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2028 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2029 Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2029 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2030 Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2030 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2027 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2027 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2028 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2028 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2029 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2029 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2030 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2030 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2031 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2031 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2032 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2032 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2033 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2033 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2034 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2034 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2035 Corporate Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2035 Corporate Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.

SPDR SSGA My2031 Municipal Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
SSGA ACTIVE TRUST
SPDR® SSGA My2031 Municipal Bond ETF
(each a “Fund”, and collectively, the “Funds”)
Supplement dated December 17, 2025 to the currently effective Prospectuses, Summary Prospectuses, and
Statements of Additional Information (“SAIs”),
as may be supplemented from time to time.
Effective December 30, 2025 (the “Effective Date”), each Fund’s name will change. Accordingly, as of the Effective Date, all references to the Funds’ names in the Prospectuses, Summary Prospectuses and SAIs will be updated as follows:

Current Fund Name	Fund Name as of the Effective Date

SPDR® SSGA My2026 Corporate Bond ETF	State Street® My2026 Corporate Bond ETF

SPDR® SSGA My2027 Corporate Bond ETF	State Street® My2027 Corporate Bond ETF

SPDR® SSGA My2028 Corporate Bond ETF	State Street® My2028 Corporate Bond ETF

SPDR® SSGA My2029 Corporate Bond ETF	State Street® My2029 Corporate Bond ETF

SPDR® SSGA My2030 Corporate Bond ETF	State Street® My2030 Corporate Bond ETF

SPDR® SSGA My2031 Corporate Bond ETF	State Street® My2031 Corporate Bond ETF

SPDR® SSGA My2032 Corporate Bond ETF	State Street® My2032 Corporate Bond ETF

SPDR® SSGA My2033 Corporate Bond ETF	State Street® My2033 Corporate Bond ETF

SPDR® SSGA My2034 Corporate Bond ETF	State Street® My2034 Corporate Bond ETF

SPDR® SSGA My2035 Corporate Bond ETF	State Street® My2035 Corporate Bond ETF

SPDR® SSGA My2026 Municipal Bond ETF	State Street® My2026 Municipal Bond ETF

SPDR® SSGA My2027 Municipal Bond ETF	State Street® My2027 Municipal Bond ETF

SPDR® SSGA My2028 Municipal Bond ETF	State Street® My2028 Municipal Bond ETF

SPDR® SSGA My2029 Municipal Bond ETF	State Street® My2029 Municipal Bond ETF

SPDR® SSGA My2030 Municipal Bond ETF	State Street® My2030 Municipal Bond ETF

SPDR® SSGA My2031 Municipal Bond ETF	State Street® My2031 Municipal Bond ETF
These changes will not result in any changes to the Funds’ Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Funds.